DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION, ACCOUNTING POLICIES, AND RECENT ACCOUNTING PRONOUNCEMENTS (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property and equipment
Charges on markdown of mobile broadband service inventory-related balances	$ 0.5	$ 1.1	$ 0.6
Computer software and equipment | Minimum
Property and equipment
Estimated useful lives	3 years
Computer software and equipment | Maximum
Property and equipment
Estimated useful lives	5 years
Furniture and fixtures | Minimum
Property and equipment
Estimated useful lives	3 years
Furniture and fixtures | Maximum
Property and equipment
Estimated useful lives	7 years
Leasehold improvements
Property and equipment
Estimated useful lives	7 years